PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Details) $ in Thousands	1 Months Ended						12 Months Ended
	Dec. 31, 2014 CNY (¥)	Nov. 30, 2014 CNY (¥)	Sep. 30, 2014 CNY (¥)	Jun. 30, 2014 CNY (¥)	May. 31, 2010 CNY (¥) Entity	May. 31, 2007 CNY (¥) Entity	Dec. 31, 2015 CNY (¥) Location	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($) Store	Dec. 31, 2015 CNY (¥) Store	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2009	Aug. 31, 2009 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of retail drugstores | Store									1,998	1,998
Number of cities where owned retail drug stores operate | Location							70
Cash considerations received for sale of subsidiaries								¥ 13,901,000
US dollar denominated bank deposits									$ 1,325	¥ 8,581,000	$ 2,536	¥ 15,733,000
Initial public offering completion date							Nov. 09, 2007
Agreements that retain economic risks and rewards of the regional companies							May 27, 2017
Initial term loans							1 year
Pre -2009 Regional Companies [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Cash considerations received for transfer of equity interests of subsidiaries						¥ 31,794,000
Ownership percentage of subsidiaries transferred						51.00%
Number of transferee companies | Entity						2
Fuzhou Nepstar Chain Co., Ltd. ("Fuzhou Nepstar") [Member] | Shenzhen Nepstar Pharmaceutical Co., Ltd. (Nepstar Pharmaceutical) [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of equity interests owned														49.00%
Fuzhou Nepstar Chain Co., Ltd. ("Fuzhou Nepstar") [Member] | Transferee companies [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of equity interests owned														51.00%
Initial capital contribution paid by Transferee Companies														¥ 1,530,000
Shenzhen Nepstar E-commerce Co., Ltd. ("Nepstar E-commerce") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Cash considerations received for sale of subsidiaries					¥ 10,000,000
Number of transferee companies | Entity					2
Percentage of equity interests owned													100.00%
Amount loan to Transferee Companies					¥ 10,000,000
Beijing Nepstar Chain Co Ltd [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Cash considerations received for sale of subsidiaries				¥ 100,000
Ownership percentage of subsidiaries transferred				100.00%
Weifang Nepstar Pharmaceutical Co Ltd [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Cash considerations received for sale of subsidiaries		¥ 13,801,000	¥ 13,801,000
Ownership percentage of subsidiaries transferred		100.00%	100.00%
Zaozhuang Nepstar Chain Co Ltd [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Cash considerations received for sale of subsidiaries	¥ 1
Ownership percentage of subsidiaries transferred	100.00%
Hubei Nepstar [Member] | Shenzhen Nepstar [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of equity interests owned									100.00%	100.00%
Wuhan Nepstar [Member] | Shenzhen Nepstar [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of equity interests owned									100.00%	100.00%
Wuhan Chain [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Consideration